Long-term Debt - Additional Information (Detail) - Seaspan [Member]				1 Months Ended	12 Months Ended
	Dec. 30, 2019 USD ($)	Sep. 18, 2019 USD ($)	May 15, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Vessel CreditFacility	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | Vessel					62
Number of vessels in process of being released from security | Vessel					1
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 1,000,000,000
Option to increase in amount of maximum aggregate borrowings			2,000,000,000
Credit facilities, increase in maximum aggregate borrowings		$ 500,000,000
Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Maturity date				Apr. 30, 2019
Debt instrument, interest rate				6.375%		6.375%
Repurchase of senior unsecured notes					$ 8,998,000
Repayment of principal balance of term loan					311,398,000
Term Loans [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings				$ 2,158,743,000	1,954,375,000	$ 2,158,743,000
Credit facilities, aggregate borrowings undrawn					155,000,000
Prepayment of remaining balance of long-term debt					$ 1,101,037,000
Weighted average rate of interest, including the margin				4.80%	4.00%	4.80%
Maturity date	Dec. 30, 2025
Number of term loan credit facilities | CreditFacility					15
Term Loan Line Of Credit Facility Description					Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership, utilization date or the inception date of the Term Loan.
Credit facilities, borrowing amount	$ 155,000,000
Term Loans [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin					0.70%	0.70%
Principal outstanding amount				$ 65,515,000	$ 52,743,000	$ 65,515,000
Term Loans [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 800,000,000
Maturity date			May 15, 2024
Credit facilities, increase in maximum aggregate borrowings		400,000,000
Secured Term Loans Credit Facilities [Member]
Debt Instrument [Line Items]
Prepayment of remaining balance of long-term debt					$ 259,401,000
Number of term loan credit facilities | CreditFacility					6
Minimum [Member] | 2025 Notes and 2026 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes					120 days
Maximum [Member] | 2025 Notes and 2026 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes					150 days
Maximum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Credit facilities, increase in maximum aggregate borrowings	$ 100,000,000
One Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate				2.40%	1.90%	2.40%
LIBOR Plus Margin [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate description					interest calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description					At December 31, 2019, the one month, three month and six month average LIBOR was 1.9%, 2.0% and 2.1%, respectively (2018 – 2.4%, 2.6% and 2.5%, respectively) and the margins ranged between 0.4% and 4.3% (2018 – 0.4% and 4.8%) for Term Loans.
Principal outstanding amount					$ 1,746,632,000
LIBOR Plus Margin [Member] | Minimum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate margin					0.40%	0.40%
LIBOR Plus Margin [Member] | Maximum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate margin					4.30%	4.80%
Three Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate				2.60%	2.00%	2.60%
Six Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate				2.50%	2.10%	2.50%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility					4
Credit facilities, maximum aggregate borrowings				$ 938,209,000	$ 987,012,000	$ 938,209,000
Credit facilities, aggregate borrowings undrawn				$ 150,011,000	120,000,000	$ 150,011,000
Prepayment of remaining balance of long-term debt					$ 205,946,000
Number of reducing revolving credit facilities | CreditFacility					2
Interest rate description					Interest is calculated based on one month LIBOR plus a margin per annum
Debt instrument description					At December 31, 2019, the one month average LIBOR was 1.8% (2018 – 2.4%) and the margins ranged between 0.5% and 2.25% (2018 – 0.5% and 1.4%) for the Revolvers.
Weighted average rate of interest, including the margin				3.00%	2.90%	3.00%
Description of the terms of a credit facility arrangement					For secured facilities, Revolver payments are made in semi-annual payments commencing thirty-six months after delivery of the associated newbuilding containership
Maturity date					Dec. 31, 2023
Revolving Credit Facilities [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 200,000,000
Maturity date			May 15, 2022
Credit facilities, increase in maximum aggregate borrowings		$ 100,000,000
Revolving Credit Facilities [Member] | Term Loan Payment Due in Full Maturity [Member]
Debt Instrument [Line Items]
Principal outstanding amount					$ 58,240,000
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin					0.50%	0.50%
Commitment fee on undrawn amount					0.20%	0.20%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin					2.25%	1.40%
Commitment fee on undrawn amount					0.50%	0.50%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate				2.40%	1.80%	2.40%
Revolving Credit Facilities Two [Member]
Debt Instrument [Line Items]
Description of the terms of a credit facility arrangement					Revolver with a principal outstanding of $180,000,000, will be converted into a term loan facility on May 15, 2022 (note 9(c))
Principal outstanding amount					$ 180,000,000
Maturity date					May 15, 2022